PIMCO Funds

Supplement Dated January 13, 2023 to the Bond Funds Prospectus (the “Prospectus”),

dated August 1, 2022, as supplemented from time to time

Reverse share split for each class of the PIMCO Extended Duration Fund and PIMCO

Long-Term U. S. Government Fund (each a “Fund”)

Effective March 24, 2023, shareholders of each class of the PIMCO Extended Duration Fund will receive one share in exchange for every four shares of the Fund they currently own and shareholders of each class of the PIMCO Long-Term U.S. Government Fund will receive one share in exchange for every four shares of the Fund they currently own.

While the reverse share splits will reduce the number of outstanding shares of each class of each Fund, they proportionately will increase the net asset value (“NAV”) per share of each class of each Fund such that the aggregate market value of each Fund’s shares will remain the same. The reverse share splits will apply the same ratio to each class of shares of a Fund, with each Fund affecting its reverse share split at its own ratio. The reverse share splits will not alter the rights or total value of a shareholder’s investment in a Fund, nor will they be a taxable event for Fund investors. The tables below illustrate the hypothetical effect of these reverse share splits on a shareholder’s investment:

Hypothetical One for Four Reverse Share Split

	# of Shares Owned	Hypothetical NAV Per Share	Market Value of Investment
Before Reverse Share Split	400	$4	$1,600
After Reverse Share Split	100	$16	$1,600

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_011323

PIMCO Funds

Supplement Dated January 13, 2023 to the

Equity-Related Strategy Funds Prospectus (the “Prospectus”), dated August 1, 2022, as supplemented from time to time

Reverse share split for each class of the PIMCO RAE PLUS Fund and PIMCO

StocksPLUS® Long Duration Fund (each a “Fund”)

Effective March 24, 2023, shareholders of each class of the PIMCO RAE PLUS Fund will receive one share in exchange for every three shares of the Fund they currently own and shareholders of each class of the PIMCO StocksPLUS® Long Duration Fund will receive one share in exchange for every three shares of the Fund they currently own.

While the reverse share splits will reduce the number of outstanding shares of each class of each Fund, they proportionately will increase the net asset value (“NAV”) per share of each class of each Fund such that the aggregate market value of each Fund’s shares will remain the same. The reverse share splits will apply the same ratio to each class of shares of a Fund, with each Fund affecting its reverse share split at its own ratio. The reverse share splits will not alter the rights or total value of a shareholder’s investment in a Fund, nor will they be a taxable event for Fund investors. The table below illustrates the hypothetical effect of these reverse share splits on a shareholder’s investment:

Hypothetical One for Three Reverse Share Split

	# of Shares Owned	Hypothetical NAV Per Share	Market Value of Investment
Before Reverse Share Split	300	$5	$1,500
After Reverse Share Split	100	$15	$1,500

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_011323

PIMCO Funds

Supplement Dated January 13, 2023 to the

Real Return Strategy Funds Prospectus (the “Prospectus”), dated August 1, 2022, as supplemented from time to time

Reverse share split for each class of the PIMCO CommodityRealReturn Strategy Fund®,

PIMCO Long-Term Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund

(each a “Fund”)

Effective March 24, 2023, shareholders of each class of the PIMCO CommodityRealReturn Strategy Fund® will receive one share in exchange for every three shares of the Fund they currently own, shareholders of each class of the PIMCO Long-Term Real Return Fund will receive one share in exchange for every three shares of the Fund they currently own, and shareholders of each class of the PIMCO RealEstateRealReturn Strategy Fund will receive one share in exchange for every four shares of the Fund they currently own.

While the reverse share splits will reduce the number of outstanding shares of each class of each Fund, they proportionately will increase the net asset value (“NAV”) per share of each class of each Fund such that the aggregate market value of each Fund’s shares will remain the same. The reverse share splits will apply the same ratio to each class of shares of a Fund, with each Fund affecting its reverse share split at its own ratio. The reverse share splits will not alter the rights or total value of a shareholder’s investment in a Fund, nor will they be a taxable event for Fund investors. The tables below illustrate the hypothetical effect of these reverse share splits on a shareholder’s investment:

Hypothetical One for Four Reverse Share Split

	# of Shares Owned	Hypothetical NAV Per Share	Market Value of Investment
Before Reverse Share Split	400	$4	$1,600
After Reverse Share Split	100	$16	$1,600

Hypothetical One for Three Reverse Share Split

	# of Shares Owned	Hypothetical NAV Per Share	Market Value of Investment
Before Reverse Share Split	300	$5	$1,500
After Reverse Share Split	100	$15	$1,500

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_011323